Fair Value Measurements (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Fair Value Measurements
Schedule of company's assets that are measured at fair value on a recurring basis

		Quoted	Significant	Significant
		Prices In	Other	Other
		Active	Observable	Unobservable
	March 31,	Markets	Inputs	Inputs
	2023	(Level 1)	(Level 2)	(Level 3)
Assets:
U.S. Money Market held in Trust Account	$19,036,509	$19,036,509	$—	$—
Liabilities:
Public Warrants Liability	$816,241	$816,241	$—	$—
Private Placement Warrants Liability	617,590	—	—	617,590
	$1,433,831	$816,241	$—	$617,590

		Quoted	Significant	Significant
		Prices In	Other	Other
		Active	Observable	Unobservable
	December 31,	Markets	Inputs	Inputs
	2022	(Level 1)	(Level 2)	(Level 3)
Assets:
U.S. Money Market held in Trust Account	$338,422,091	$338,422,091	$—	$—
Liabilities:
Public Warrants Liability	$500,250	$500,250	—	$—
Private Placement Warrants Liability	374,833	—	—	374,833
	$875,083	$500,250	$—	$374,833

			Significant	Significant
		Quoted	Other	Other
		Prices In	Observable	Unobservable
	December 31,	Active	Markets	Inputs
	2022	(Level 1)	(Level 2)	(Level 3)
Assets:
U.S. Money Market held in Trust Account	$338,422,091	$338,422,091	$—	$—
Liabilities:
Public Warrants Liability	$500,250	500,250	—	$—
Private Placement Warrants Liability	374,833	—	—	374,833
	$875,083	$500,250	$—	$374,833

		Quoted	Significant	Significant
		Prices In	Other	Other
		Active	Observable	Unobservable
	December 31,	Markets	Inputs	Inputs
	2021	(Level 1)	(Level 2)	(Level 3)
Assets:
U.S. Money Market held in Trust Account	$333,520,259	$333,520,259	$—	$—
Liabilities:
Public Warrants Liability	$5,501,916	$5,501,916	$—	$—
Private Placement Warrants Liability	4,053,659	—	—	4,053,659
	$9,555,575	$5,501,916	$—	$4,053,659

Schedule of monte carlo simulation model for warrants

	March 31,	December 31,
	2023	2022
Inputs
Probability of completing a business combination	20%	50%
Risk-free interest rate	4.80%	4.74%
Expected term remaining (years)	0.23	0.33
Expected volatility	9.8%	9.9%
Stock price	$10.35	$10.05
Dividend yield	0.00%	0.00%
Exercise price	$11.50	$11.50

March 12, 2021
Inputs
Probability of completing a business combination	85%
Risk-free interest rate	1.17%
Expected term remaining (years)	6.43
Expected volatility	24.3%
Stock price	$9.92
Dividend yield	0.00%
Exercise price	$11.50

	December 31, 2022	December 31, 2021
Inputs
Probability of completing a business combination	50%	85%
Risk-free interest rate	4.74%	1.34%
Expected term remaining (years)	0.33	5.85
Expected volatility	9.9%	11.5%
Stock price	$10.05	$9.75
Dividend yield	0.00%	0.00%
Exercise price	$11.50	$11.50

Schedule of change in the fair value of level 3 the warrant liabilities

Fair Value as of December 31, 2022	$374,833
Change in valuation	242,757
Fair Value as of March 31, 2023	$617,590

Fair Value as of December 31, 2021	$4,053,659
Change in valuation	(1,596,851)
Fair Value as of March 31, 2022	$2,456,808

Fair Value as of December 31, 2021	$4,053,659
Change in valuation	(3,678,826)
Fair Value as of December 31, 2022	$374,833
Fair Value as of January 1, 2021	$—
Initial measurement on March 12, 2021	20,222,270
Transfer of public warrants to Level 1	(7,770,550)
Change in valuation	(8,398,061)
Fair Value as of December 31, 2021	$4,053,659